Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Loss by Tax Jurisdiction

Loss by tax jurisdictions

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Loss from Mainland China operations	882,229	2,616,828	109,968
Loss (income) from non-Mainland China operations	71,618	(43,579)	38,438
Total loss before tax and share of loss of equity method investments	953,847	2,573,249	148,406

Summary of Current and Deferred Portion of Income Tax Expenses Included in Consolidated Statements of Operations and Comprehensive Loss

The current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive loss are as follows:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax expenses	—	43	1,124
Deferred tax benefits	(143,863)	(111,826)	(43,654)
Total income tax benefits	(143,863)	(111,783)	(42,530)

Schedule of Reconciliation of Total Tax Expenses Computed by Applying Respective Statutory Income Tax Rate to Pre-Tax Income

The Group did not incur any current income tax expenses for the years ended December 31, 2021. The reconciliation of total tax expenses computed by applying the respective statutory income tax rate to pre-tax income is as follows:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(11.86%)	(20.25%)	(20.63%)
Super deduction on technology and content expenses	2.83%	0.68%	2.85%
Effect of preferential tax rate for high-tech enterprises	6.25%	(1.84%)	(19.55%)
Effect of different tax rates of a subsidiary operating in other jurisdictions	(1.85%)	2.01%	(7.33%)
Effect of enacted tax rate change of deferred tax liabilities	—	—	—
Effect of expired tax loss	(0.54%)	—	(0.01%)
Change in valuation allowance	(4.62%)	(0.97%)	71.18%
True up	(0.13%)	(0.29%)	(22.85%)
Total	15.08%	4.34%	28.66%

Summary of Deferred Tax Assets and Deferred Tax Liabilities

Deferred tax assets and deferred tax liabilities:

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Deferred tax assets
Tax loss carried forward	278,980	276,958	134,981
Deductible temporary differences	59,598	83,132	111,726
Allowance for credit losses	375	250	4,111
Write-down of inventory	649	689	11,437
Unrealized fair value losses for certain investments	438	3,808	—
Impairment loss of long-term investments	4,125	3,047	—
Total deferred tax assets	344,165	367,884	262,255
Less: valuation allowance	(344,165)	(367,884)	(262,255)
Net deferred tax assets	—	—	—
Deferred tax liabilities
Identifiable intangible assets and deferred cost acquired	223,138	111,312	67,658
Total deferred tax liabilities	223,138	111,312	67,658

Movement of Deferred Tax Valuation Allowance

The movement of deferred tax valuation allowance is as follows:

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	316,360	344,165	367,884
Additions (reductions), net of foreign exchange impacts	27,805	23,719	(105,629)
Balance at end of the year	344,165	367,884	262,255